Other receivables - Schedule of other receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Other Receivables Abstract
Sales tax recoverable	$ 94,262	$ 102,714
Interest receivable	13,148	73,575
Other receivables	224	1,712
Subscription receivables	0	53,052
Trade and other receivables	$ 107,634	$ 231,053